Stock Based Compensation (Summary Of UNBC's Stock Bonus Plan) (Detail) (UNBC Stock Bonus Plan [Member], USD $)	12 Months Ended
	Jul. 15, 2012	Apr. 15, 2012	Jul. 15, 2011	Apr. 15, 2011	Nov. 15, 2010
UNBC Stock Bonus Plan [Member]
Stock-Based Compensation [Line Items]
Units Granted	74,175	4,816,795	180,740	4,754,105	3,995,505
Fair Value of Stock	$ 4.72	$ 4.78	$ 4.94	$ 4.69	$ 4.72
Vesting Duration, Years	3 years	3 years	3 years	3 years	3 years
Pro-rata Vesting Date	--07-15	--04-15	--07-15	--04-15	--04-15